Right-of-use assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Right-of-use assets
Balance, at beginning of the period	¥ 2,342,589
Depreciation, right-of-use assets	334,193	¥ 309,606	¥ 213,490
Balance, at end of the period	2,552,600	2,342,589
Net book value at June 30, 2022	2,342,589
Net book value at June 30, 2023	2,552,600	2,342,589
Property
Right-of-use assets
Depreciation, right-of-use assets	285,393	275,310	205,344
Net book value at June 30, 2022	583,906
Net book value at June 30, 2023	842,574	583,906
Warehouse equipment
Right-of-use assets
Depreciation, right-of-use assets	3,592	3,765	8,146
Net book value at June 30, 2022	6,804
Net book value at June 30, 2023	3,355	6,804
Land use right
Right-of-use assets
Depreciation, right-of-use assets	45,208	30,531
Net book value at June 30, 2022	1,751,879
Net book value at June 30, 2023	1,706,671	1,751,879
Gross carrying amount
Right-of-use assets
Balance, at beginning of the period	2,806,182	1,089,119
Acquisition of a subsidiary	10,467	1,781,595
Additions	718,988	338,946
Derecognition	(620,305)	(409,719)
Exchange adjustments	35,218	6,241
Balance, at end of the period	2,950,550	2,806,182	1,089,119
Gross carrying amount | Property
Right-of-use assets
Balance, at beginning of the period	1,013,124	1,077,417
Acquisition of a subsidiary	10,467
Additions	718,845	337,717
Derecognition	(620,305)	(408,249)
Exchange adjustments	35,218	6,239
Balance, at end of the period	1,157,349	1,013,124	1,077,417
Gross carrying amount | Warehouse equipment
Right-of-use assets
Balance, at beginning of the period	10,648	11,702
Additions	143	414
Derecognition	0	(1,470)
Exchange adjustments	0	2
Balance, at end of the period	10,791	10,648	11,702
Gross carrying amount | Land use right
Right-of-use assets
Balance, at beginning of the period	1,782,410
Acquisition of a subsidiary		1,781,595
Additions		815
Derecognition	0
Exchange adjustments	0
Balance, at end of the period	1,782,410	1,782,410
Accumulated depreciation
Right-of-use assets
Balance, at beginning of the period	(428,915)	(361,436)
Depreciation, right-of-use assets	(334,193)	(309,606)
Derecognition	384,771	245,045
Exchange adjustments	(11,660)	(2,918)
Balance, at end of the period	(389,997)	(428,915)	(361,436)
Accumulated depreciation | Property
Right-of-use assets
Balance, at beginning of the period	(394,540)	(359,888)
Depreciation, right-of-use assets	(285,393)	(275,310)
Derecognition	384,771	243,575
Exchange adjustments	(11,660)	(2,917)
Balance, at end of the period	(306,822)	(394,540)	(359,888)
Accumulated depreciation | Warehouse equipment
Right-of-use assets
Balance, at beginning of the period	(3,844)	(1,548)
Depreciation, right-of-use assets	(3,592)	(3,765)
Derecognition	0	1,470
Exchange adjustments	0	(1)
Balance, at end of the period	(7,436)	(3,844)	(1,548)
Accumulated depreciation | Land use right
Right-of-use assets
Balance, at beginning of the period	(30,531)	0
Depreciation, right-of-use assets	(45,208)	(30,531)
Derecognition	0	0
Exchange adjustments	0	0
Balance, at end of the period	(75,739)	(30,531)	0
Loss allowance
Right-of-use assets
Balance, at beginning of the period	(34,678)	(37,796)
Reversal	3,800
Derecognition	24,439	4,249
Exchange adjustments	(1,514)	(1,131)
Balance, at end of the period	(7,953)	(34,678)	(37,796)
Loss allowance | Property
Right-of-use assets
Balance, at beginning of the period	(34,678)	(37,796)
Reversal	3,800
Derecognition	24,439	4,249
Exchange adjustments	(1,514)	(1,131)
Balance, at end of the period	(7,953)	(34,678)	(37,796)
Loss allowance | Warehouse equipment
Right-of-use assets
Balance, at beginning of the period		0
Reversal	0
Derecognition	0
Exchange adjustments	0
Balance, at end of the period	0		0
Loss allowance | Land use right
Right-of-use assets
Balance, at beginning of the period		¥ 0
Reversal	0
Derecognition	0
Exchange adjustments	0
Balance, at end of the period	¥ 0		¥ 0